ASSET UNDER DEVELOPMENT - Narrative (Details) € in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2019 USD ($)	Feb. 28, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Oct. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Asset under development			$ 434,248,000	$ 20,000,000
Contractual obligation			913,621,000		€ 1.1
Gimi 700 million Facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Face amount						$ 700,000,000
Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Transfer to vessels and equipment, net			0	1,296,431,000
Asset under development			$ 434,248,000	$ 20,000,000			$ 1,177,489,000
Contracted revenue, period		20 years
Contractual obligation	$ 1,300,000,000
Gimi Conversion | Keppel Capital
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Non-controlling contractual obligation, percentage	30.00%